UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5385

                           Scudder Value Series, Inc.
                           --------------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  11/30
                          -----

Date of reporting period: 8/31/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of August 31, 2005  (Unaudited)
-------------------------------------------------------------------------------


Scudder-Dreman Concentrated Value Fund

                                                          Shares      Value ($)
                                               ---------------------------------

-------------------------------------------------------------------------------
    Common Stocks 86.1%
-------------------------------------------------------------------------------

Consumer Staples 14.9%

Tobacco
Altria Group, Inc.                                        25,900       1,831,130
UST, Inc.                                                 12,400         527,744
                                                                       ---------
                                                                       2,358,874

Energy 21.4%

Oil, Gas and Consumable Fuels
Anadarko Petroleum Corp.                                   1,600         145,392
Apache Corp.                                               3,700         264,994
Burlington Resources, Inc.                                 4,800         354,192
Chevron Corp.                                             12,900         792,060
ConocoPhillips                                            18,800       1,239,672
Devon Energy Corp.                                         4,700         285,619
Occidental Petroleum Corp.                                 3,800         315,514
                                                                       ---------
                                                                       3,397,443

Financials 31.3%

Banks 5.6%
Bank of America Corp.                                     15,500         666,965
Wachovia Corp.                                             4,500         223,290
                                                                       ---------
                                                                         890,255

Capital Markets 4.9%
Morgan Stanley                                             9,300         473,091
The Goldman Sachs Group, Inc.                              2,700         300,186
                                                                       ---------
                                                                         773,277

Diversified Financial Services 17.4%
Citigroup, Inc.                                            8,800         385,176
Fannie Mae                                                14,000         714,560
Freddie Mac                                               10,600         640,028
Washington Mutual, Inc.                                   24,700       1,027,026
                                                                       ---------
                                                                       2,766,790

Insurance 3.4%
American International Group, Inc.                         9,100         538,720

Health Care 18.5%

Health Care Providers & Services 4.3%
Medco Health Solutions, Inc.*                             14,000         689,780

Pharmaceuticals 14.2%
Pfizer, Inc.                                              53,400       1,360,098
Wyeth                                                     19,500         892,905
                                                                       ---------
                                                                       2,253,003
--------------------------------------------------------------------------------
Total Common Stocks (Cost $13,511,741)                                13,668,142

--------------------------------------------------------------------------------
    Cash Equivalents 14.9%
--------------------------------------------------------------------------------
Scudder Cash Management QP Trust, 3.54%  (a)
  (Cost $2,361,072)                                     2,361,072      2,361,072

                                                           % of
                                                        Net Assets    Value ($)
                                               ---------------------------------
Total Investment Portfolio (Cost $ 15,872,813)            101.0      16,029,214
Other Assets and Liabilities, Net                          (1.0)       (164,345)
--------------------------------------------------------------------------------
Net Assets                                                100.0      15,864,869

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent prospectus..

*   Non-income producing security.

(a) Scudder Cash Management QP Trust is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

At August 31, 2005, open futures contracts purchased were as follows:

                                     Aggregated
              Expiration                Face                       Unrealized
 Futures         Date     Contracts   Value ($)    Value ($)    Appreciation ($)
--------------------------------------------------------------------------------
S&P 500 Index  12/15/2005      4     1,215,024     1,227,800         12,776
--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder-Dreman Concentrated Value Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    -------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder-Dreman Concentrated Value Fund, a
                                    series of Scudder Value Series, Inc.


By:                                 /s/Vincent J. Esposito
                                    -------------------------
                                    Vincent J. Esposito
                                    President

Date:                               October 25, 2005



By:                                 /s/Paul Schubert
                                    -------------------------
                                    Paul Schubert
                                    Chief Financial Officer and Treasurer

Date:                               October 25, 2005